BORROWINGS - Unused loan facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument
Long-term borrowings (including current portion)	¥ 5,836,846	¥ 3,533,876
Unsecured Borrowing
Debt Instrument
Short-term borrowings	30,000
Long-term borrowings (including current portion)	554,834	450,008
Secured by subsidiary's property and equipment and land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)		156,077
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	3,101,522	247,171
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long-term bank borrowings, (including current portion) 2
Debt Instrument
Long-term borrowings (including current portion)		800,989
Secured by a subsidiary's stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	¥ 2,180,490	¥ 1,879,631